Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
55,895,432.58
0.829531
0.00
1.000000
55,895,432.58
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended       31-Aug-2013
Amounts in USD
Dates
Collection Period No.
18
Collection Period (from... to)
1-Aug-2013
31-Aug-2013
Determination Date
12-Sep-2013
Record Date
13-Sep-2013
Payment Date
16-Sep-2013
Interest Period of the Class A-1 Notes (from... to)
15-Aug-2013
16-Sep-2013            Actual/360 Days
32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Aug-2013
15-Sep-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
489,000,000.00
461,536,023.34
405,640,590.76
114.305588
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Total Note Balance
1,430,264,000.00
562,800,023.34
506,904,590.76
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
868,375,848.73
812,480,416.15
present value of lease payments
697,529,576.24
176,727,628.87
156,467,342.69
present value of Base Residual Value
1,000,113,898.17
691,648,219.86
656,013,073.46
Amount
Percentage
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
0.000000
0.00
Current Overcollateralization Amount
305,575,825.39
18.00%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-2 Notes
0.660000%
0.00
0.000000
0.00
Interest & Principal
Payment
Class A-1 Notes
0.343780%
0.00
Class A-3 Notes
0.880000%
338,459.75
0.692147
56,233,892.33
114.997735
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
0.891667
Total
428,753.48
$56,324,186.06
Interest & Principal
per $1000 Face Amount
0.000000
0.000000

Available Funds
Distributions
Lease Payments Received
20,437,601.44
(1) Total Servicing Fee
723,646.54
Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations
18,553,005.44
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Excess wear and tear included in Net Sales Proceeds
23,145.94
(3) Interest Distributable Amount Class A Notes
428,753.48
Excess mileage included in Net Sales Proceeds
349,377.77
(4) Priority Principal Distribution Amount
0.00
Subtotal
69,550,808.90
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
55,895,432.58
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings
65.96
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Total Available Collections
69,550,874.86
(9) Excess Collections to Certificateholders
12,503,042.26
Reserve Account Draw Amount
0.00
Total Distribution
69,550,874.86
Total Available Funds
69,550,874.86
Distribution Detail
Amount Due
Amount Paid
Shortfall
Total Servicing Fee
723,646.54
723,646.54
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
428,753.48
428,753.48
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
338,459.75
338,459.75
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
428,753.48
428,753.48
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
55,895,432.58
55,895,432.58
0.00
Principal Distribution Amount
55,895,432.58
55,895,432.58
0.00
Net Sales Proceeds-early terminations (including Defaulted Leases)
30,560,202.02

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
7.45
minus Net Investment Earnings
7.45
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
7.45
Net Investment Earnings on the Exchange Note
Collection Account
58.51
Investment Earnings for the Collection Period
65.96
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
868,375,848.73
28,454
Principal portion of lease payments
15,236,005.16
Terminations- Early
24,530,730.08
Terminations- Scheduled
14,886,066.53
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,242,630.81
Securitization Value end of Collection Period
812,480,416.15
26,904
Pool Factor
47.86%

As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.61%
Weighted Average Remaining Term (months)
25.04
10.24
Weighted Average Seasoning (months)
12.37
27.34
Aggregate Base Residual Value
1,139,551,610.25
690,038,244.12
Cumulative Turn-in Ratio
79.05%
Proportion of base prepayment assumption realized life to date
71.10%
Actual lifetime prepayment speed
0.67%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
808,535,034.50
26,789
99.51%
31-60 Days Delinquent
2,723,172.90
80
0.34%
61-90 Days Delinquent
1,014,473.90
29
0.12%
91-120 Days Delinquent
207,734.85
6
0.03%
Total
812,480,416.15
26,904
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
602,452.89
Less Liquidation Proceeds
364,125.88
Less Recoveries
417,634.10
Current Net Credit Loss / (Gain)
(179,307.09)
Cumulative Net Credit Loss / (Gain)
(1,865,562.83)
Current Residual Loss / (Gain)
(8,848,576.99)
Cumulative Residual Loss / (Gain)
(89,880,033.99)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.110%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
40,056,974.53
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(5.294%)
Less sales proceeds and other payments received during
Collection Period
48,905,551.52